Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Tax Expense (Benefit) from Continuing Operations

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Current income taxes (benefits):
U.S. federal	$45.8	$(142.9)	$96.8
State	19.1	21.7	11.4
Total current income taxes (benefits)	64.9	(121.2)	108.2
Deferred income taxes (benefits):
U.S. federal	(141.0)	1,231.7	87.9
State	(11.3)	(4.5)	0.5
Total deferred income taxes (benefits)	(152.3)	1,227.2	88.4
Income taxes (benefits)	$(87.4)	$1,106.0	$196.6

Income Before Income Taxes, Domestic and Foreign

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Domestic	$149.2	$5,785.5	$1,512.7
Total income before income taxes	$149.2	$5,785.5	$1,512.7

Reconciliation Between U.S. Corporate Income Tax Rate and Effective Income Tax Rate from Continuing Operations

	For the year ended December 31,
	2023	2022	2021
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(47)	(1)	(5)
Tax credits	(40)	(1)	(3)
Interest exclusion from taxable income	(15)	—	(1)
Impact of equity method presentation	(3)	—	—
Employee compensation	(2)	—	—
Other postretirement employee benefits redesignation	(2)	—	—
Low income housing tax credit amortization	24	—	—
State income taxes	4	—	—
Nondeductible expenses	2	—	—
Other	(1)	—	1
Effective income tax rate	(59)%	19%	13%

Changes in Unrecognized Tax Benefits

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Balance at beginning of period	$40.6	$43.9	$45.8
Additions based on tax positions related to the current year	0.3	—	1.3
Reductions for tax positions related to the current year	(3.2)	(3.3)	(3.2)
Balance at end of period (1)	$37.7	$40.6	$43.9
(1)	Our 2023 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

Components of Net Deferred Income Taxes

	December 31,
	2023	2022

	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$1,098.3	$1,611.9
Net operating and capital loss carryforwards	42.9	—
Tax credit carryforwards	64.2	65.8
Employee benefits	30.0	26.4
Intangible assets	42.2	17.6
Other deferred income tax assets	8.5	—
Gross deferred income tax assets	1,286.1	1,721.7
Valuation allowance	(12.0)	(12.3)
Total deferred income tax assets	1,274.1	1,709.4
Deferred income tax liabilities:
Deferred acquisition costs	(622.5)	(655.6)
Investments, including derivatives	(210.1)	(187.6)
Funds withheld embedded derivative	(488.5)	(767.1)
Real estate	(136.7)	(140.0)
Insurance liabilities	(1,165.6)	(1,011.9)
Gain on sale of discontinued operations (1)	(174.5)	(182.1)
Other deferred income tax liabilities	—	(51.1)
Total deferred income tax liabilities	(2,797.9)	(2,995.4)
Total net deferred income tax liabilities	$(1,523.8)	$(1,286.0)
(1)	Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder's equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Net Deferred Income Taxes by Jurisdiction

	December 31,
	2023	2022

	(in millions)
Deferred income tax assets:
State	$17.2	$10.9
Net deferred income tax assets	17.2	10.9
Deferred income tax liabilities:
U.S. federal	(1,541.0)	(1,296.9)
Net deferred income tax liabilities	(1,541.0)	(1,296.9)
Total net deferred income tax liabilities	$(1,523.8)	$(1,286.0)